NET (LOSS)/INCOME PER SHARE AND NET (LOSS)/INCOME ATTRIBUTABLE TO ORDINARY SHAREHOLDERS (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
	Mar. 25, 2019 shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares		Dec. 31, 2017 CNY (¥) ¥ / shares shares
Numerator:
Net (loss)/income		$ 165,993	¥ 1,155,611	¥ 1,579,810	[1]	¥ (188,074)	[1]
Denominator:
Weighted average number of ordinary shares outstanding, basic		185,219,586	185,219,586	184,225,643	[1]	182,438,985	[1]
Plus incremental weighted average ordinary shares from assumed vesting of RSUs using the treasury stock method		1,315,878	1,315,878	2,044,872
Weighted average number of ordinary shares outstanding, diluted		186,535,464	186,535,464	186,270,515	[1]	182,438,985	[1]
Basic net (loss)/income per share | (per share)		$ 0.8962	¥ 6.2391	¥ 8.5754	[1]	¥ (1.0309)	[1]
Diluted net (loss)/income per share | (per share)		$ 0.8899	¥ 6.1951	¥ 8.4813	[1]	¥ (1.0309)	[1]
Acquired Businesses
Acquired Businesses
Number of shares transferred	61,981,412	61,981,412	61,981,412
RSUs
Denominator:
Excluded from the computation of diluted net income per share (in shares)		0	0	0		0

[1]	Retrospectively adjusted to reflect the acquisitions under common control, as discussed in Note 1.